Incentive Compensation Plans - Schedule of Weighted Average Fair Value Award Black-Scholes and Monte Carlo (Detail) - $ / shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Time Vesting Options [Member]
Schedule Of Share Based Compensation Valuation Assumptions [Line Items]
Weighted average fair value of awards	$ 9.78	$ 9.45
Expected dividend yield	0.00%	0.00%
Expected volatility	52.50%	52.20%
Risk-free interest rate	2.20%	2.70%
Expected term (years)	4 years 6 months	5 years 6 months
Exit Vesting Options [Member]
Schedule Of Share Based Compensation Valuation Assumptions [Line Items]
Weighted average fair value of awards	$ 5.90	$ 6.53
Expected dividend yield	0.00%	0.00%
Expected volatility	52.90%	52.10%
Risk-free interest rate	2.20%	2.70%
Expected term (years)	5 years 1 month 6 days	6 years 2 months 12 days
Replacement Exit-Vesting Restricted Stock [Member]
Schedule Of Share Based Compensation Valuation Assumptions [Line Items]
Weighted average fair value of awards	$ 12.80	$ 11.94
Expected dividend yield	0.00%	0.00%
Expected volatility	62.20%	57.60%
Risk-free interest rate	2.30%	2.40%
Expected term (years)	1 year 10 months 24 days	3 years